UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07332

Name of Fund: BlackRock Funds III

BlackRock Advantage International Fund (formerly, BlackRock Disciplined International Fund)

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock LifePath Dynamic Retirement Fund (formerly, BlackRock LifePath Retirement Fund)

BlackRock LifePath Dynamic 2020 Fund (formerly, BlackRock LifePath 2020 Fund)

BlackRock LifePath Dynamic 2025 Fund (formerly, BlackRock LifePath 2025 Fund)

BlackRock LifePath Dynamic 2030 Fund (formerly, BlackRock LifePath 2030 Fund)

BlackRock LifePath Dynamic 2035 Fund (formerly, BlackRock LifePath 2035 Fund)

BlackRock LifePath Dynamic 2040 Fund (formerly, BlackRock LifePath 2040 Fund)

BlackRock LifePath Dynamic 2045 Fund (formerly, BlackRock LifePath 2045 Fund)

BlackRock LifePath Dynamic 2050 Fund (formerly, BlackRock LifePath 2050 Fund)

BlackRock LifePath Dynamic 2055 Fund (formerly, BlackRock LifePath 2055 Fund)

BlackRock LifePath Dynamic 2060 Fund

BlackRock LifePath Index Retirement Fund

BlackRock LifePath Index 2020 Fund

BlackRock LifePath Index 2025 Fund

BlackRock LifePath Index 2030 Fund

BlackRock LifePath Index 2035 Fund

BlackRock LifePath Index 2040 Fund

BlackRock LifePath Index 2045 Fund

BlackRock LifePath Index 2050 Fund

BlackRock LifePath Index 2055 Fund

BlackRock LifePath Index 2060 Fund

iShares MSCI Total International Index Fund (formerly, BlackRock Total International ex U.S. Index Fund)

iShares Russell 1000 Large-Cap Index Fund (formerly, BlackRock Large Cap Index Fund)

iShares S&P 500 Index Fund (formerly, BlackRock S&P 500 Index Fund)

iShares U.S. Aggregate Bond Index Fund (formerly, BlackRock U.S. Total Bond Index Fund)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Funds III, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record –Each series of the registrant is a feeder fund in a master/feeder structure and as such holds interests in the corresponding series of Master Investment Portfolio (the “Master Portfolio”). Voting records of the Master Portfolio can be found by accessing the Form N-PX filed by the Master Portfolio (Investment Company Act file no. 811-08162, CIK no. 0000915092) on August 25, 2017.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07332
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Funds III

==================== BlackRock Advantage International Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock Cash Funds: Institutional ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= BlackRock Cash Funds: Prime ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Cash Funds: Treasury ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Core Alpha Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2020 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2025 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2030 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2035 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2040 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2045 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2050 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2055 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock LifePath Dynamic 2060 Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== BlackRock LifePath Dynamic Retirement Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2020 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2025 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2030 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2035 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2040 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2045 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2050 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2055 Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BlackRock LifePath Index 2060 Fund ======================

ISHARES MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

Ticker:                      Security ID:  46432F834
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management

=================== BlackRock LifePath Index Retirement Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= iShares MSCI Total International Index Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== iShares Russell 1000 Large Cap Index Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== iShares S&P 500 Index Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== iShares U.S. Aggregate Bond Index Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Funds III

Date:	August 25, 2017